Aggregate Amount And Per Share Effect Of Tax Holidays (Detail) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Aggregate amount	28,139	24,156
Per share effect - basic	0.12	0.10
Per share effect - diluted	0.11	0.10